Prepayments and Other Current Assets (Tables)	6 Months Ended
Jun. 30, 2025
Prepaid Expense and Other Assets, Current [Abstract]
Summary of prepayments and other current assets

	June 30, 2025	December 31, 2024
Prepaid expenses	$2,351,452	$278,731
Receivable from government authorities	261,619	201
Input tax credit	1,131,083	697,214
Other receivables	1,680,126	25,971
Total	$5,424,280	$1,002,117